Series I shares | Invesco V.I. Global Core Equity Fund
Fund Summary
Investment Objective
The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Series I shares Invesco V.I. Global Core Equity Fund Class: Series I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Series I shares Invesco V.I. Global Core Equity Fund Class: Series I shares
Management Fees	0.67%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.41%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.09%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Series I shares Invesco V.I. Global Core Equity Fund Class: Series I shares	111	347	601	1,329

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 32% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, depositary receipts, and in derivatives and other instruments that have economic characteristics similar to such securities.

The principal types of equity securities in which the Fund invests are common and preferred stock.

Under normal circumstances, the Fund will provide exposure to investments that are economically tied to at least three different countries, including the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are identified as in the initial stages of their industrial cycles.

The Fund can invest in derivative instruments including forward foreign currency contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund may invest in the securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

The portfolio managers seek to construct a portfolio of issuers that have high or improving return on invested capital, quality management, a strong competitive position and which are trading at compelling valuations.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital. The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential return on invested capital which is a key indicator of business quality and caliber of management. Business analysis allows the team to determine an issuer’s competitive positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving return on invested capital, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by owning the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging market countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Universal Institutional Funds, Inc. Global Value Equity Portfolio’s (the predecessor fund) performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class I shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. and sub-advised by Morgan Stanley Investment Management Limited. The predecessor fund was reorganized into Series I shares of the Fund on June 1, 2010. Series I shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Annual Total Returns

Best Quarter (ended September 30, 2009): 14.95% Worst Quarter (ended September 30, 2011): -20.40%
Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns Series I shares Invesco V.I. Global Core Equity Fund	1 Year	5 Years	10 Years	Inception Date
Series I shares:	22.50%	9.83%	4.04%	Jan. 02, 1997
MSCI World Index℠	26.68%	15.02%	6.98%
Lipper VUF Global Core Funds Index	25.68%	16.11%	7.59%